ACQUISITIONS ProForma (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Torrance Valley Pipeline Company [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Revenue	$ 235,052	$ 213,678
Business Acquisition, Pro Forma Net Income (Loss)	90,967	92,280
Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Revenue	194,129	159,474
Business Acquisition, Pro Forma Net Income (Loss)	$ 86,059	$ 68,819
Common Units [Member] | Torrance Valley Pipeline Company [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 2.18	$ 2.38
Business Acquisition, Pro Forma Earnings Per Share, Diluted	2.18	2.38
Common Units [Member] | Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic	2.11	1.84
Business Acquisition, Pro Forma Earnings Per Share, Diluted	2.11	1.84
Subordinated Units [Member] | Torrance Valley Pipeline Company [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic	2.18	2.38
Subordinated Units [Member] | Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 2.11	$ 1.84